EQUIPMENT	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
EQUIPMENT

		December 31, 2011			December 31, 2010
	Cost	Accumulated Depreciation	Net Book Value	Cost	Accumulated Depreciation	Net Book Value

Office equipment	$125,486	$83,346	$42,140	$128,546	$77,718	$50,828
Computer equipment	577,249	322,882	254,367	582,103	317,101	265,002
Field equipment	568,984	246,363	322,621	542,662	255,423	287,239
Buildings	422,468	286,750	135,718	444,041	280,801	163,240
	$1,694,187	$939,341	$754,846	$1,697,352	$931,043	$766,309